Cover	May 10, 2021
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2021
Entity File Number	1-11083
Entity Registrant Name	BOSTON SCIENTIFIC CORPORATION
Entity Central Index Key	0000885725
Entity Tax Identification Number	04-2695240
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Boston Scientific Way
Entity Address, City or Town	Marlborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752-1234
City Area Code	508
Local Phone Number	683-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	BSX
Security Exchange Name	NYSE
Senior Note due 2027 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.625% Senior Notes due 2027
Trading Symbol	BSX27
Security Exchange Name	NYSE
5.50% MCPS, Series A [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.50% Mandatory Convertible Preferred Stock
Trading Symbol	BSX PR A
Security Exchange Name	NYSE